UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
        Financial Statements and Financial Highlights for the Six Months
              Ended June 30, 2004 and Year Ended December 31, 2003

                          Maxim INVESCO ADR Portfolio


MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                               $       197,349,686
      Cash                                                                                                    41,937
      Dividends receivable                                                                                   778,000
      Subscriptions receivable                                                                               296,730
      Receivable for investments sold                                                                        291,443
                                                                                                   ------------------
                                                                                                   ------------------

      Total assets                                                                                       198,757,796
                                                                                                   ------------------
                                                                                                   ------------------

LIABILITIES:
      Due to investment adviser                                                                              184,616
      Redemptions payable                                                                                    435,735
      Payable for investments purchased                                                                    1,133,814
                                                                                                   ------------------
                                                                                                   ------------------

      Total liabilities                                                                                    1,754,165
                                                                                                   ------------------
                                                                                                   ------------------

NET ASSETS                                                                                       $       197,003,631
                                                                                                   ==================
                                                                                                   ==================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                              $         1,281,347
      Additional paid-in capital                                                                         181,729,356
      Net unrealized appreciation on investments                                                          28,982,393
      Undistributed net investment income                                                                  2,797,012
      Accumulated net realized loss on investments                                                       (17,786,477)
                                                                                                   ------------------
                                                                                                   ------------------

NET ASSETS                                                                                       $       197,003,631
                                                                                                   ==================
                                                                                                   ==================

NET ASSET VALUE PER OUTSTANDING SHARE                                                            $             15.37
                                                                                                   ==================
                                                                                                   ==================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                         180,000,000
      Outstanding                                                                                         12,813,473

(1)  Cost of investments in securities:                                                          $       168,367,293

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                       $             21,366
     Dividends                                                                                                 4,267,731
     Foreign withholding tax                                                                                    (479,135)
                                                                                                      -------------------
                                                                                                      -------------------

     Total income                                                                                              3,809,962
                                                                                                      -------------------
                                                                                                      -------------------

EXPENSES:
     Audit fees                                                                                                    4,160
     Bank and custodial fees                                                                                       6,236
     Investment administration                                                                                    37,185
     Management fees                                                                                             955,614
     Other expenses                                                                                               13,644
                                                                                                      -------------------
                                                                                                      -------------------

     Total expenses                                                                                            1,016,839

     Less amount reimbursed by investment adviser                                                                  3,889
                                                                                                      -------------------
                                                                                                      -------------------

     Net expenses                                                                                              1,012,950
                                                                                                      -------------------
                                                                                                      -------------------

NET INVESTMENT INCOME                                                                                          2,797,012
                                                                                                      -------------------
                                                                                                      -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                            277,668
     Change in net unrealized appreciation on investments                                                      6,785,570
                                                                                                      -------------------
                                                                                                      -------------------

     Net realized and unrealized gain on investments                                                           7,063,238
                                                                                                      -------------------
                                                                                                      -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $          9,860,250
                                                                                                      ===================
                                                                                                      ===================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                               2004               2003
                                                                                          ---------------    ---------------
                                                                                          ----------------------------------
                                                                                              UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                              $      2,797,012   $      2,358,648
     Net realized gain (loss) on investments                                                     277,668         (7,492,688)
     Change in net unrealized appreciation on investments                                      6,785,570         50,004,098
                                                                                          ---------------    ---------------
                                                                                          ---------------    ---------------

     Net increase in net assets resulting from operations                                      9,860,250         44,870,058
                                                                                          ---------------    ---------------
                                                                                          ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                                        0         (2,476,240)
                                                                                          ---------------    ---------------
                                                                                          ---------------    ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                        48,461,858        118,129,119
     Reinvestment of distributions                                                                                2,476,240
     Redemptions of shares                                                                   (51,801,059)       (88,921,351)
                                                                                          ---------------    ---------------
                                                                                          ---------------    ---------------

     Net increase (decrease) in net assets resulting from share transactions                  (3,339,201)        31,684,008
                                                                                          ---------------    ---------------
                                                                                          ---------------    ---------------

     Total increase in net assets                                                              6,521,049         74,077,826

NET ASSETS:
     Beginning of period                                                                     190,482,582        116,404,756
                                                                                          ---------------    ---------------
                                                                                          ---------------    ---------------

     End of period  (1)                                                                 $    197,003,631   $    190,482,582
                                                                                          ===============    ===============
                                                                                          ===============    ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                                      3,260,146          9,684,408
     Issued in reinvestment of distributions                                                                        176,119
     Redeemed                                                                                 (3,487,631)        (7,139,821)
                                                                                          ---------------    ---------------
                                                                                          ---------------    ---------------

     Net increase (decrease)                                                                    (227,485)         2,720,706
                                                                                          ===============    ===============
                                                                                          ===============    ===============

(1) Including undistributed net investment income                                       $      2,797,012   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
                                          Six Months Ended     Year Ended December 31,
                                          June 30, 2004    2003         2002 ~       2001 ~       2000 ~       1999 ~
                                          -------------------------   -----------  -----------  -----------   ----------
                                          -------------------------   -----------  -----------  -----------   ----------
                                                 UNAUDITED
Net Asset Value, Beginning of Period    $       14.61  $     11.28         13.24 $      16.04 $      19.77  $     16.25

Income from Investment Operations

Net investment income                            0.22         0.19          0.22         0.12         0.14         0.06
Net realized and unrealized gain (loss)          0.54         3.33         (1.96)       (2.77)       (2.19)        3.62
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Income (Loss) From
    Investment Operations                        0.76         3.52         (1.74)       (2.65)       (2.05)        3.68
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Less Distributions

From net investment income                                   (0.19)        (0.22)       (0.13)       (0.14)       (0.06)
From net realized gains                                                                 (0.02)       (1.54)       (0.10)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Distributions                              0.00        (0.19)        (0.22)       (0.15)       (1.68)       (0.16)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Net Asset Value, End of Period          $       15.37  $     14.61         11.28 $      13.24 $      16.04  $     19.77
                                          ============   ==========   ===========  ===========  ===========   ==========
                                          ============   ==========   ===========  ===========  ===========   ==========


Total Return                                    5.20% o     31.30%       (13.16%)     (16.50%)     (10.16%)      22.67%

Net Assets, End of Period ($000)        $     197,004  $   190,483       116,405 $    113,256 $    114,870  $   141,770

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                      1.06% *      1.08%         1.12%        1.14%        1.14%        1.16%
    - After Reimbursement #                     1.06% *      1.08%         1.11%        1.13%        1.14%        1.14%

Ratio of Net Investment Income to
    Average Net Assets:
    - Before Reimbursement                      2.92% *      1.60%         1.80%        0.90%        0.85%        0.57%
    - After Reimbursement #                     2.92% *      1.60%         1.81%        0.91%        0.85%        0.59%

Portfolio Turnover Rate                        14.79% o     29.46%        22.52%       25.09%       34.39%       22.06%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim INVESCO ADR Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total return through capital appreciation and current income, while reducing risk through diversification. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $27,564,149 and $27,754,841, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $169,450,042. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $31,649,410 and gross depreciation of securities in which there was an excess of tax cost over value of $3,749,766, resulting in net appreciation of $27,899,644.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $1,604,230, $6,699,204 and $8,450,534, which expire in the years 2009, 2010 and 2011, respectively. The Portfolio also had current year deferred post-October capital losses of $227,429.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim INVESCO ADR Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.93%
    238,875 BAE Systems PLC sponsored ADR                              3,822,000
                                                                      $3,822,000

AIRLINES --- 1.09%
    214,900 BAA PLC sponsored ADR*                                     2,157,102
                                                                      $2,157,102

AUTOMOBILES --- 1.54%
     37,248 Toyota Motor Corp sponsored ADR                            3,040,182
                                                                      $3,040,182

CHEMICALS --- 3.32%
     79,400 BASF AG sponsored ADR                                      4,275,690
    135,000 Syngenta AG ADR*                                           2,266,650
                                                                      $6,542,340

COSMETICS & PERSONAL CARE --- 1.72%
     14,100 Kao Corp ADR*                                              3,398,524
                                                                      $3,398,524

ELECTRIC COMPANIES --- 3.64%
    149,500 Endesa SA sponsored ADR                                    2,830,035
    192,700 Korea Electric Power Corp sponsored ADR                    1,765,132
     88,000 Scottish Power PLC ADR                                     2,596,880
                                                                      $7,192,047

ELECTRONIC INSTRUMENT & EQUIP --- 5.14%
     31,907 Hitachi Ltd sponsored ADR                                  2,220,408
     88,600 Koninklijke Philips Electronics NV NY Shrs                 2,410,775
     99,790 Sony Corp sponsored ADR                                    3,797,010
     22,400 TDK Corp sponsored ADR                                     1,714,720
                                                                     $10,142,913

ELECTRONICS - SEMICONDUCTOR --- 0.42%
    100,200 Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR*     832,662
                                                                        $832,662

FOOD & BEVERAGES --- 8.26%
    147,650 Cadbury Schweppes PLCsponsored ADR                         5,179,562
     88,072 Diageo Capital PLC sponsored ADR                           4,821,942
     94,400 Nestle SA sponsored ADR                                    6,301,200
                                                                     $16,302,704

FOREIGN BANKS --- 15.07%
     86,000 ABN AMRO Holding NV sponsored ADR                          1,896,300
    151,100 Abbey National PLC sponsored ADR                           2,855,790
     57,785 Credit Suisse Group sponsored ADR*                         2,069,281
    204,000 Danske Bank A/S sponsored ADR                              4,814,400
     24,625 Deutsche Bank AG*                                          1,948,084
     42,930 HSBC Holdings PLC sponsored ADR                            3,215,886
    143,100 ING Groep NV sponsored ADR                                 3,391,470
     35,100 National Australia Bank Ltd sponsored ADR                  3,659,526
    323,700 Nordea AB                                                  2,346,825
    207,700 Societe Generale sponsored ADR*                            3,541,285
                                                                     $29,738,847

INSURANCE RELATED --- 4.10%
    232,220 Aegon NV                                                   2,814,506
     30,625 Millea Holdings Inc ADR*                                   2,290,168
    192,255 Zurich Financial  Services AG ADR                          2,989,565
                                                                      $8,094,239

MANUFACTURING --- 3.41%
    262,240 DSM NV ADR                                                 3,216,872
    100,200 Volvo AB sponsored ADR (rights)                            3,508,102
                                                                      $6,724,974

MISCELLANEOUS --- 0.97%
     56,200 Hutchison Whampoa Ltd ADR*                                 1,918,415
                                                                      $1,918,415

OFFICE EQUIPMENT & SUPPLIES --- 1.84%
     68,000 Canon Inc sponsored ADR                                    3,631,200
                                                                      $3,631,200

OIL & GAS --- 11.16%
     68,600 BP Amoco PLC sponsored ADR                                 3,674,902
     49,700 EnCana Corp                                                2,145,052
     39,900 Eni SpA sponsored ADR*                                     4,003,566
    104,800 Repsol YPF SA sponsored ADR                                2,290,928
     86,000 Shell Transport & Trading Co PLC ADR                       3,844,200
    185,500 Statoil ASA sponsored ADR*                                 2,359,560
     38,540 Total Fina Elf sponsored ADR*                              3,702,923
                                                                     $22,021,131

PAPER & FOREST PRODUCTS --- 2.95%
    262,300 Stora Enso Oyj sponsored ADR                               3,562,034
    117,900 UPM-Kymmene OYJ sponsored ADR                              2,253,069
                                                                      $5,815,103

PHARMACEUTICALS --- 8.40%
    130,923 Eisai Co Ltd sponsored ADR                                 3,767,571
    116,100 Glaxosmithkline PLC ADR                                    4,813,506
    122,600 Novartis AG ADR                                            5,455,700
     25,700 Roche Holdings AG Ltd sponsored ADR                        2,537,875
                                                                     $16,574,652

PHOTOGRAPHY/IMAGING --- 3.40%
    166,500 Fuji Photo Film Co Ltd ADR                                 5,264,730
     76,210 Oylmpus Corp sponsored ADR*                                1,438,784
                                                                      $6,703,514

PRINTING & PUBLISHING --- 2.15%
    107,800 Reed Elsevier PLC sponsored ADR                            4,241,930
                                                                      $4,241,930

RETAIL --- 2.65%
     83,200 Compagnie Financiere Richemont AG sponsored ADR            2,172,344
    281,300 Kingfisher PLC sponsored ADR                               3,057,731
                                                                      $5,230,075

TELEPHONE & TELECOMMUNICATIONS --- 9.67%
     56,265 BCE Inc*                                                   1,127,551
    154,000 KT Corp sponsored ADR                                      2,778,160
    151,800 Nippon Telegraph & Telephone Corp sponsored ADR            4,074,312
    336,300 Nokia OYJ sponsored ADR                                    4,889,802
    225,700 Portugal Telecom SGPS SA sponsored ADR                     2,446,588
    113,340 Telefonos de Mexico SA sponsored ADR Class L               3,770,822
                                                                     $19,087,235

TOYS --- 1.95%
    266,200 Nintendo Co Ltd ADR                                        3,846,590
                                                                      $3,846,590

TRANSPORTATION --- 1.66%
    141,897 TPG NV ADR                                                 3,269,307
                                                                      $3,269,307

TOTAL COMMON STOCK --- 96.44%                                       $190,327,686
(Cost $161,345,293)

SHORT-TERM INVESTMENTS

  7,022,000 Fannie Mae                                                 7,022,000
                  1.217%, July 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.56%                                $7,022,000
(Cost $7,022,000)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100%                          $197,349,686
(Cost $168,367,293)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
See Attached Summary of Investments by Country.
See Notes to Financial Statements.

Summary of Investments by Country

Maxim INVESCO ADR Portfolio
June 30, 2004

                                                                   % of Portfolio
            Country                         Value ($)                Investments
--------------------------------    --------------------------   --------------------
--------------------------------    --------------------------   --------------------
Australia                                         $ 3,659,526                  1.85%
Canada                                              3,272,603                  1.66%
Denmark                                             4,814,400                  2.44%
Finland                                            10,704,905                  5.42%
France                                              7,244,208                  3.67%
Germany                                             6,223,774                  3.15%
Hong Kong                                           1,918,415                  0.97%
Italy                                               4,003,566                  2.03%
Japan                                              38,484,199                 19.51%
Korea                                               4,543,292                  2.30%
Mexico                                              3,770,822                  1.91%
Netherlands                                        16,999,230                  8.61%
Norway                                              2,359,560                  1.20%
Portugal                                            2,446,588                  1.24%
Spain                                               5,120,963                  2.59%
Sweden                                              5,854,927                  2.97%
Switzerland                                        23,792,615                 12.06%
Taiwan                                                832,662                  0.42%
United Kingdom                                     44,281,431                 22.44%
United States                                       7,022,000                  3.56%
                                    --------------------------   --------------------
                                    --------------------------   --------------------
                                                $ 197,349,686                100.00%
                                    ==========================   ====================
                                    ==========================   ====================



ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004